SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2        - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).

A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

B.	Principles of Consolidation

The Company’s consolidated financial statements include the financial statements of Tower and its subsidiaries. The Company’s consolidated financial statements are presented after elimination of inter-company transactions and balances. The Company’s consolidated financial statements include TPSCo’s balance sheet since March 31, 2014 and TPSCo’s results of operations from April 1, 2014 and TJT’s results of operations and balance sheet since February 1, 2016.

C.	Cash and Cash Equivalents, Short-Term Deposits

Cash and cash equivalents consist of cash, bank deposits and short-term investments with original maturities of three months or less. Short-term Deposits include bank deposits with original maturities greater than three months and  to be matured within the next 12 months period.

D.
Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed on the specific identification basis for accounts whose collectability, in the Company’s estimation, is uncertain. As of December 31, 2016 and 2015, the amounts in the allowance for doubtfull accounts are immaterial.

E.	Inventories

Inventories are stated at the lower of cost or market. Cost for raw materials and supplies is determined mainly on the basis of the weighted average moving price per unit. Cost for work in process and finished goods is determined on the basis of actual production cost.

F.	Property and Equipment

The Company accounts for property and equipment in accordance with Accounting Standards Codification (“ASC”) 360 “Accounting for the Property, Plant, and Equipment” (“ASC 360”). Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to, the property and equipment and are incurred prior to their initial operation. Identifiable incremental direct costs include costs associated with constructing, establishing and installing property and equipment, and costs which are directly related to pre-production test runs of property and equipment that are necessary for preparing such property and equipment for their intended use. Maintenance and repairs are charged to expenses as they are incurred.

Property and equipment are presented net of investment grants received, and less accumulated depreciation .

Depreciation is calculated based on the straight-line method over the Company’s estimated useful lives of the assets or terms of the related leases, as follows:

Buildings and building improvements, including facility infrastructure	10-25 years
Machinery and equipment, software and hardware	3-15 years

In connection with the periodic review of the estimated useful lives of property and equipment at the Company’s foundry manufacturing facilities, the Company determined during 2015, that the estimated useful lives of machinery and equipment should be extended to 15 years from 7 years and the estimated useful lives of facility infrastructure should be extended to 25 years from 14 years. The Company extended the estimated useful lives of these assets as a result of the extended use of mature technologies, longer processes and product life cycles, the versatility of manufacturing equipment, facility systems and infrastructure to provide better flexibility to meet changes in customer demand and the ability to re-use equipment over several technology cycles significantly extending the estimated usage period of such assets. For further details, see Note 8A. Impairment charges, if needed, are determined based on the policy outlined in R below.

G.	Intangible Assets

The Company accounts for intangible assets in accordance with ASC 350 “Intangibles-Goodwill and Other” (“ASC 350”). Intangible assets include the valuation amount attributed to the intangible assets as part of the purchase price allocation made at the time of acquisition of each of Jazz, TPSCo and TJT.

The amounts attributed to intangible assets as part of the purchase price allocations for the acquisitions are amortized over the expected estimated economic life of the intangible assets commonly used in the industry.

Impairment charges, if needed, are determined based on the policy outlined in R below.

H.	Other Assets

Other Assets include mainly prepaid long-term lease payments to the Israel Land Administration (“ILA”) for the land on which the company’s Israeli fabs are established, net of accumulated amortization over the lease period, see also Note 16C .

I.	Convertible Debentures

Under ASC 470-20 “Debt with Conversion and Other Options”, the proceeds from the sale of debt securities with detachable conversion feature and other options, are allocated to each of the securities issued based on their relative fair value. For more information about Convertible debentures see Note 13.

J.	Stock-Based Instruments in Financing Transactions

The Company calculates the fair value of stock-based instruments included in the units issued in its financing transactions. That fair value is recognized in equity, if determined to be eligible for equity classification. The fair value of such stock-based instruments, when included in issuance of debt that is not itself accounted at fair value, is considered a discount on the debt and results in an adjustment to the yield of the debt.

K.	Revenue Recognition

The Company’s revenues are generated principally from sales of semiconductor wafers. The Company also derives revenues from design support and other technical and support services incidental to the sale of semiconductor wafers. The vast majority of the Company’s sales are achieved through the effort of its direct sales force.

In accordance with ASC Topic 605 “Revenue Recognition”, the Company recognizes revenues from sale of products when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the price to the customer is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured. Generally, delivery occurs after products meet all of the customer’s acceptance criteria based on pre-shipment electronic, functional and quality tests.

The Company provides for sales returns allowance relating to specified yield or quality commitments as a reduction of revenues based on past experience and specific identification of events necessitating an allowance.

L.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, as participation in research and development programs, are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement have been met.

M.	Income Taxes

The Company accounts for income taxes using an asset and liability approach as prescribed in ASC 740-10 “Income Taxes” (“ASC 740-10”). This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized.
The Company evaluates realizability of its deferred tax assets for each jurisdiction in which the Company operates at each reporting date, and establishes valuation allowances when it is more likely than not that all or a part of its deferred tax assets will not be realized.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income. In circumstances where there is sufficient negative evidence indicating that the Company's deferred tax assets are not more-likely-than-not realizable, the Company establishes a valuation allowance.

ASC 740-10 prescribes a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the Company believes is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in its income tax returns and the amount of tax benefits recognized in its financial statements, represent the Company's unrecognized income tax benefits. The Company's policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

N.	Earnings (Loss) Per Ordinary Share

Basic earnings (loss) per share are calculated in accordance with ASC  260, “Earnings Per Share” ("ASC 260") by dividing profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding during the reported period (the denominator). Diluted earnings per share are calculated, if applicable, by adjusting profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares, taking into effect all potential dilutive ordinary shares.

O.	Comprehensive Income (Loss)

In accordance with ASC 220 “Comprehensive Income” ("ASC 220"), comprehensive income (loss) represents the change in shareholders’ equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (loss) (“OCI”) represents gains and losses that are included in comprehensive income but excluded from net income.

P.	Functional Currency and Exchange Rate Losses

The currency of the primary economic environment in which Tower, TJT and Jazz conduct their operations is the U.S. Dollar (“dollar”). Thus, the dollar is their functional and reporting currency. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC  830-10 “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TPSCo, whose functional currency is the Japanese Yen (“JPY”), have been translated into dollars. The assets and liabilities have been translated using the exchange rate in effect as of the balance sheet date. The statement of operations of TPSCo has been translated using the average exchange rate for the reported period. The resulting translation adjustments are charged or credited to OCI.
Q.	Stock-Based Compensation

The Company applies the provisions of ASC Topic 718 “Compensation - Stock Compensation”, under which employees’ share-based equity awards are accounted for under the fair value method. Accordingly, stock-based compensation granted to employees and directors is measured at the grant date, based on the fair value of the grant. The Company uses the straight-line attribution method to recognize stock-based compensation costs over the vesting period of the grant, except for grants that involve performance criteria, for which an accelerated method is used.

R.	Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such a review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, considering the undiscounted cash flows expected from it. If applicable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 “Property, Plant and Equipment”.

Impairment of Goodwill

Goodwill is subject to an impairment test performed at least on an annual basis or upon the occurrence of certain events or circumstances. The goodwill impairment test is performed based on the result of an initial qualitative assessment for the likelihood of impairment. If this assessment does not result in a more-likely-than-not indication of impairment, no further impairment testing is required. If it does result in a more-likely-than-not indication of impairment, the impairment test is performed.

Goodwill impairment is assessed based on a comparison of the fair value of the unit to which the goodwill is ascribed, and the underlying carrying value of its net assets, including goodwill. If the carrying amount of the unit exceeds its fair value, the implied fair value of the goodwill is compared with its carrying amount to measure the amount of impairment loss, if any.

The Company uses the income approach methodology of valuation that includes discounted cash flows to determine the fair value of the unit. Significant management judgment is required in the forecasts of future operating results used for this methodology.

S.	Classification of Liabilities and Equity

Tower applies ASC 815-40 “Contract in Entity’s Own Equity” in determining whether an instrument that may be settled in Tower’s shares is also considered indexed to a company’s own stock, for the purpose of classification of the instrument as a liability or equity.

T.
Derivatives and hedging

Derivative instruments are recognized as either assets or liabilities and are measured at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

For derivative instruments designated as fair value hedges, the gains (losses) are recognized in earnings in the periods of change together with the offsetting losses (gains) on the hedged items attributed to the risk being hedged.

For derivative instruments designated as cash flow hedges, the effective portion of the gains (losses) on the derivatives is initially reported as a component of OCI and is subsequently recognized in earnings when the hedged exposure is recognized in earnings. Gains (losses) on derivatives representing either hedge components excluded from the assessment of effectiveness or hedge ineffectiveness are recognized in earnings.

For derivative instruments that are not designated as hedges, gains (losses) from changes in fair values are primarily recognized in the same line of the item economiclly hedged.

U.	Reclassification and Presentation

Certain amounts in prior years’ financial statements have been reclassified in order to conform to the 2016 presentation.

V.	Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") amended the existing accounting standards for revenue recognition in Accounting Standards Update (“ASU”) 2014-09 “Revenue from Contracts with Customers”,which amendment has been further amended several times, recently in  2016. The amendment is based on the principle that revenue should be recognized to depict the value of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services if sold at the end of the calendar quarter.

ASU 2014-09 is effective January 1, 2018. Early adoption is permitted but not before January 1, 2017. The amendment may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of initial application. The Company is considering whether control over wafers in production, is transferred over time or at a certain point in time. The Company’s manufacturing of wafers creates an asset with no alternative use. In the event a customer cancels an order, the Company is entitled to recover its costs plus reasonable margin, in accordance with the engagement terms apply for most of its customers’.

Should it be determined that control over the goods is transferred over time, the Company may recognize revenue for such engagments based on the proportion of the manufacture of the wafer that was completed. The effect of such determination is to recognize revenues earlier, over the time of production rather than upon delivery of a finished wafer.

In November 2015, the FASB issued ASU 2015-17 “Balance Sheet Classification of Deferred Taxes”. ASU 2015-17 simplifies the presentation of deferred income taxes and requires that deferred tax assets and liabilities, as well as any related valuation allowance, be classified as noncurrent in a classified statement of financial position. The update will apply to the Company as of the first quarter of 2017. The update is not expected to have a material effect on the Company's consolidated financial statements.

In April 2015, the FASB issued 2015-03“Interest Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”. This guidance changes the presentation of debt issuance costs in financial statements. Under this ASU, an entity is required to present such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as an financing expense. The requirement to present debt issuance costs as a direct reduction of the related debt liability (rather than as an asset) is consistent with the presentation of debt discounts under US GAAP. In addition, it aligns the guidance in US GAAP with that in IFRS, under which transaction costs that are directly attributable to the issuance of a financial liability are treated as an adjustment to the initial carrying amount of the liability.

As a result of the retrospective adoption of ASU 2015-03 effective January 1, 2016, deferred financing costs of approximately $856, previously classified within long-term assets. were applied to reduce the related debt liabilities as of December 31, 2015.
In 2016, issuance expenses relating to Series G Debentures and to the bank loan to TJT were deducted accordingly from the debt liability carrying amounts.

In January 2016, the FASB issued ASU 2016-01 to address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The standard requires entities to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes in fair value in net income. The provisions under this amendment are effective January 1, 2019, and for interim periods within that year. Early adoption is not permitted. The company is evaluating the impact of adopting this guidance on it’s consolidated financial statements and disclosures and expects it would not have a material effect on its financial results.

In February 2016, the FASB issued ASU 2016-02 “Leases (Topic 842)”, which primarily changes the leases accounting for operating leases by requiring recognition of lease right-of-use assets and lease liabilities. The amendments are effective January 1, 2019, and for interim periods within that year, with early adoption permitted. The Company is evaluating the effect of ASU 2016-02 on its consolidated financial statements but expects it would not have a material effect on its financial results.

In March 2016, the FASB issued ASU 2016-09,“Compensation - Stock Compensation (Topic 718)”. This guidance identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. This guidance is effective for the annual reporting period beginning after December 15, 2016, including interim periods within that reporting period, with early adoption permitted. The Company has early adopted the update as of January 1, 2016. Adoption of the new standard resulted in the recognition of excess tax benefits in the provision for income taxes rather than paid-in-capital of approximately $1,500 for the year ended December 31, 2016. In addition, as of January 1, 2016, the Company accounts for forfeitures on a gross basis and recognizes actual forfeitures as they occur.

The update requires that the adoption related to forfeitures be accounted for using the modified retrospective method where the effect of the change relating to previous years was to be recognized as an adjustment to the opening balance of retained earnings. The amount of the adjustment related to previous years is approximately $1,300.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments Credit Losses”. This update requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected.

The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. The Company has previously incurred immaterial amount of bad debt and expecting no material impact from adopting this guidance on its consolidated financial statements and disclosures.

In November 2016, the FASB issued ASU 2016-18 to require amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments are effective January 1, 2019, and for interim periods within that year. Early adoption is permitted. The Company is evaluating the impact of the amendments on its consolidated statement of cash flows and disclosures.